Related Party Balance and Transactions (Tables)	12 Months Ended
Mar. 31, 2026
Related Party Balance and Transactions [Abstract]
Schedule of Balances of Due to Related Parties

As of March 31, 2026 and 2025, the balances of due to related parties were as follows:

		2026	2025
Due to related parties
Mr. Ngo Chiu Lam (a)	(1)	$3,546,480	$617,944
KC-CRFG JV (c)	(2)	86,506	184,019
KC-Glory JV (d)	(2)	317,867	320,278
KC-Geotech JV (e)	(2)	235,993	237,783
		$4,186,846	$1,360,024

(1)	The balance represented the advances from the director. The amount was unsecured, interest-free and repayable on demand.

(2)	The balances represented amounts due to joint ventures, which are for operation purpose. All amounts were unsecured, interest-free and repayable on demand.

Schedule of Balances of Accounts Receivable, Net from Joint Venture

As of March 31, 2026 and 2025, the balances of accounts receivable, net from joint venture were as follows:

	2026	2025
Accounts receivable, net

KC-Glory JV (d)	$1,542,144	$1,553,839
Less : Expected credit losses	(280,326)	(190,322)
	$1,261,818	$1,363,517

Schedule of Balances of Contract Assets, Net from Joint Ventures

As of March 31, 2026 and 2025, the balances of contract assets, net from joint ventures were as follows:

	2026	2025
Contract assets, net
KC-CRFG JV (c)	$382,999	$303,585
KC-Glory JV (d)	164,692	177,965
KC-Geotech JV (e)	42,324	42,600
	$590,015	$524,150

As of March 31, 2026 and 2025, the balances of contract liabilities from joint ventures were as follows:

	2026	2025
Contract liabilities

KC-CRFG JV (c)	$—	$359,629

Schedule of Related Party Transactions are Measured at the Exchange Amount

The Company’s related party transactions are measured at the exchange amount which is the amount of consideration established and agreed to by the related parties.

	2026	2025	2024
Provision of construction services
KC-CRFG JV (c)	$9,460,005	$4,695,289	$6,884,950
KC-Glory JV (d)	—	—	338,800
KC-Geotech JV (e)	—	622	2,301,097
	$9,460,005	$4,695,911	$9,524,847

	2026	2025	2024
Consultancy fee income
KC-CRFG JV (c)	$96,380	$10	$35,736
KC-Geotech JV (e)	—	44,399	63,658
	$96,380	$44,409	$99,394